Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2011
HARTFORD GLOBAL HEALTH HLS FUND (Prospectus Summary): | HARTFORD GLOBAL HEALTH HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HARTFORD HEALTHCARE HLS FUND
Supplement Text	ck0001053425_SupplementTextBlock

SUPPLEMENT

DATED AUGUST 5, 2011 TO

HARTFORD HEALTHCARE HLS FUND (FORMERLY HARTFORD GLOBAL
HEALTH HLS FUND) PROSPECTUS

AND SUMMARY PROSPECTUS, EACH DATED MAY 1, 2011,

AS LAST SUPPLEMENTED MAY 6, 2011 (SUMMARY PROSPECTUS)

AND JUNE 1, 2011 (PROSPECTUS)

Effective August 5, 2011, “Non-Diversification Risk” is deleted from the Main Risks section of the above-referenced Prospectus and Summary Prospectus.

HARTFORD GLOBAL HEALTH HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAHX
HARTFORD GLOBAL HEALTH HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBGHX